FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, assets measured on recurring basis, unobservable input reconciliation
Balance at January 1,	¥ (3,226)	¥ (2,659)	¥ (12,924)
Addition of foreign exchange options	(72,240)	3,596	(8,544)
Change in fair value of foreign exchange options gain/(loss)	74,307	(4,163)	18,809
Balance at December 31,	¥ (1,159)	¥ (3,226)	¥ (2,659)